Working capital - Analysis of provisions for obsolescence of inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Classes of inventory [Line Items]
Balance at beginning of the year	$ 180	$ 124	$ 128
Exchange differences	(4)	(6)	(3)
Income statement charge(1)	145	89	51
Utilised	(27)	(27)	(47)
Sale of businesses	0	0	(5)
Ending balance	$ 294	$ 180	$ 124